Debt and other liabilities (Details Narrative)				10 Months Ended	12 Months Ended
	May 23, 2023 USD ($)	Nov. 21, 2022 USD ($) shares	Dec. 17, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Jan. 26, 2024 USD ($)	Dec. 16, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Oct. 07, 2021 USD ($)
Debt Instrument [Line Items]
Short term convertible debt				$ 132,269	$ 132,269
Common stock shares issuable upon demerger for every share in the previous company	6.1
Short term debt to related party				6,225,815	6,225,815						$ 697,067
Steve Perry [Member]
Debt Instrument [Line Items]
Interest payable current on short term debt current to related party				7,269	7,269
Short term convertible debt payable to related party principal amount				125,000	125,000
Short term convertible debt				132,269	132,269
Jaymax [Member]
Debt Instrument [Line Items]
Business combination shares issuable value based on milestone achievement													$ 1,400,000
PIPE [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares			41,000,000
Igor Lychagov [Member]
Debt Instrument [Line Items]
Short term debt to related party				5,587,343	5,587,343
DBLP Sea Cow Ltd [Member]
Debt Instrument [Line Items]
Reimbursement payables for expense incurred current				191,405	191,405						0
Short term debt to related party				$ 447,067	447,067
Repayment of related party debt					$ 250,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements Additional Amount Committed By Investors [Member]
Debt Instrument [Line Items]
Debt instrument additional commitement others	$ 1,500,000
Consideration paid received percentage of market capitalization minimum	20.00%
Related party convertible debt holding minimum for restriction on extraordinary transactions	$ 20,000,000
Debt instrument face value of notes issuable upon demerger	8,500,000
Debt instrument additional loan amount to be borrowed	2,750,000
Debt instrument additional face amount amount from related party	125,000
Debt instrument additional face amount previously received	1,250,000
Debt instrument converted into principal and amount of interest foregone	4,041,989
Debt instrument amount of interest foregone	1,040,989
Debt instrument accrued interest converted into principal	3,000,000
Debt instrument face value additional amount	$ 15,625,000
Debt instrument unamortized discount		$ 2,100,000
Class of warrants or rights issued during the period new issues shares | shares		850,000
Long term debt bearing fixed interest rate percentage	7.50%
Debt instrument conversion price percentage	70.00%
Short term debt bearing fixed interest rate percentage	7.50%
Debt instrument, face amount		$ 4,000,000									$ 2,100,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Debt instrument principal and interest converted into equity discount percentage								30.00%				20.00%
Long term debt bearing fixed interest rate percentage												20.00%
Proceeds from secured debt			$ 20,000,000
Debt instrument, face amount			$ 20,000,000
Long-Term Debt [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt maturity date					Jul. 31, 2023	Jul. 31, 2023
Unsecured Convertible Debt One [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion as a percentage of share price				0.50%
Debt instrument borrowing fee expensed					$ 660,000
Debt instrument, face amount									$ 2,000,000
Unsecured Convertible Debt Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion as a percentage of share price				0.50%
Debt instrument borrowing fee expensed | €						€ 660,000
Debt instrument, face amount | €										€ 2,000,000
Unsecured Convertible Debt One And Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument face value and borrowing fee				$ 5,587,343	$ 5,587,343
Subsequent Event [Member] | Unsecured Convertible Debt One And Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage							70.00%
Debt instrument outstanding including borrowing fees							$ 8,000,000
Advanced Subscription Agreement [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares				1,180,735	1,180,735
Initial Public Offer Or Special Purpose Acquistion Transaction If Occurred After Sixteenth Of December Two Thousand And Twenty Two And Before Sixteenth Of June Two Thousand And Twenty Three [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage												15.00%
Initial Public Offer Or Special Purpose Acquisition Transaction If Occurred Before Sixteenth Of December Two Thousand And Twenty Two [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage												10.00%
Rezolve Taiwan Limited [Member]
Debt Instrument [Line Items]
Derivative Liability, Measurement Input													10.8